GOODWILL (Tables)	12 Months Ended
Dec. 31, 2013
Schedule of Goodwill

	December 31,
	2013	2012

Goodwill, beginning of the year	$47,190	$44,493
Additions in respect of acquisitions	4,894	1,972
Impairment of Goodwill (see note 2g and 1k)	-	(297)
Foreign currency translation adjustments	3,043	1,022

Goodwill, end of year	$55,127	$47,190